Investments - Schedule of investments accounted for under equity method (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Marketable Securities
Share of loss in equity method investments	¥ (1,927,859)	$ (275,680)	¥ (4,001,129)		¥ (31,610,752)
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Marketable Securities
Percentage of equity method investment acquired	35.084%
Equity method investment, Amount agreed to invest	¥ 188,009,650
Share of loss in equity method investments	1,846,200		7,818,684		(28,046,644)
Nanshan Stellar Investment LLP ("Nanshan LLP")
Marketable Securities
Share of loss in equity method investments	¥ 515,450	$ 3,622,995	¥ 382,211	$ 2,789,872	¥ 1,426	$ 10,052